DEFERRED REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DEFERRED REVENUE

	September 30,	December 31,
	2022	2021
	(Unaudited)
Deferred revenue - beginning of year	$63,009	$-
A change in time frame for a performance obligation to be satisfied	5,908	63,009
Deferred revenue - end of year	$68,917	$63,009

December 31,
2021

Deferred revenue - beginning of year	$0
A change in time frame for a performance obligation to be satisfied	63,009
Deferred revenue - end of year	$63,009